Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) LeaseAgreement ExtensionOption	Dec. 31, 2020 USD ($)
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 158,448	$ 38,103
Number of lease agreements | LeaseAgreement	5
Cash outflow for leases	$ 16,500	9,800
Lease obligations	$ 143,219	$ 30,144
Ogden and Utah
Disclosure Of Leases [Line Items]
Lease term	20 years
Current lease term extension date	December 31, 2038
Extended lease term extension date	December 31, 2061
Right-of-use assets	$ 4,700
Ogden and Utah | Building One
Disclosure Of Leases [Line Items]
Lease commencement date	June 2021
Ogden and Utah | Building Two
Disclosure Of Leases [Line Items]
Lease term	40 years
Lease commencement date	December 31, 2022
Lease obligations	$ 27,900
Fort Worth, Texas
Disclosure Of Leases [Line Items]
Lease term	20 years
Lease commencement date	March 2021
Number of extension options | ExtensionOption	2
Lease extension option period	5 years
Ma’anshan
Disclosure Of Leases [Line Items]
Lease term	10 years
Lease commencement date	January 2021
Lease extension option period	5 years
Singapore
Disclosure Of Leases [Line Items]
Lease term	10 years
Lease commencement date	May 2021
Peterborough, United Kingdom
Disclosure Of Leases [Line Items]
Lease term	40 years
Lease commencement date	September 2021
Number of extension options | ExtensionOption	2
Lease extension option period	10 years
China (Asia III)
Disclosure Of Leases [Line Items]
Lease term	50 years
Lease commencement date	October 2021
Properties | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Properties | Top of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
Production Equipment
Disclosure Of Leases [Line Items]
Shorter lease term period	12 months
Production Equipment | Ma’anshan
Disclosure Of Leases [Line Items]
Lease term	6 years
Lease obligations	$ 8,000
Production Equipment | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Production Equipment | Top of Range
Disclosure Of Leases [Line Items]
Lease term	5 years
R&D Premises | Lund, Sweden
Disclosure Of Leases [Line Items]
Lease term	15 years
Lease commencement date	September 1, 2023
Lease obligations	$ 13,800